Active Passive Very Aggressive Portfolio Shareholder Fees	Dec. 31, 2025 USD ($)
Active Passive Very Aggressive Portfolio | Active Passive All Equity Portfolio
Prospectus [Line Items]
Shareholder Fee, Other